OPERATING REVENUES (Tables)	6 Months Ended
Jun. 30, 2021
Revenue from Contract with Customer [Abstract]
Lease and Non-Lease Components of Revenue
The lease and non-lease components of our revenues in the six months ended June 30, 2021 were as follows:

(in thousands of $)	Lease	Non-lease	Total
Time charter revenues	42,111	—	42,111
Voyage charter revenues	23,433	290,484	313,917
Other income	—	7,982	7,982
Total	65,544	298,466	364,010

The lease and non-lease components of our revenues in the six months ended June 30, 2020 were as follows:

(in thousands of $)	Lease	Non-lease	Total
Time charter revenues	76,534	—	76,534
Voyage charter revenues	514,343	194,185	708,528
Other income	—	13,842	13,842
Total	590,877	208,027	798,904

Schedule of Contract Assets
As of June 30, 2021 and December 31, 2020, the Company reported the following contract assets in relation to its contracts with customers, including those contracts containing lease components where the non-lease component was the predominant component and the revenues where therefore accounted for under ASC 606:

(in thousands of $)	2021	2020
Voyages in progress	26,601	27,621
Trade accounts receivable	42,745	25,615
Related party receivables	9,509	7,195
Other current assets	3,337	2,527
Total	82,192	62,958